UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Issued capital [member]	Other Reserve [Member]	Shares Premium [Member]	Net Income Loss [Member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total [Member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2023	€ 45,298	€ 25,896	€ 106,920	€ (3,457)	€ (148,109)	€ (5,057)	€ 21,491	€ 148	€ 21,639
IfrsStatementLineItems [Line Items]
Net income/(loss) for the period				(252)			(252)	1	(251)
Other comprehensive income/(loss) for the period						(3,654)	(3,654)		(3,654)
Total comprehensive income/ (loss) for the period	45,298	25,896	106,920	(3,709)	(148,109)	(8,710)	17,585	149	17,734
Appropriation of result				252	(252)
Capital increase (Note 7)	193				(193)
Employee share-based compensation		1,196					1,196		1,196
Ending balance, value at Jun. 30, 2024	45,491	27,092	106,920	(3,457)	(148,554)	(8,710)	18,781	149	18,930
Beginning balance, value at Dec. 31, 2024	45,491	26,479	106,920	3,908	(150,836)	(7,891)	24,071	149	24,220
IfrsStatementLineItems [Line Items]
Net income/(loss) for the period				(3,147)			(3,147)	1	(3,146)
Other comprehensive income/(loss) for the period						605	605		605
Total comprehensive income/ (loss) for the period				(3,147)		605	(2,542)	1	(2,541)
Appropriation of result				(3,908)	3,908
Capital increase (Note 7)	150	(150)
Treasury shares					(642)		(642)		(642)
Employee share-based compensation		(480)					(480)		(480)
Ending balance, value at Jun. 30, 2025	€ 45,641	€ 25,849	€ 106,920	€ (3,147)	€ (147,570)	€ (7,286)	€ 20,407	€ 150	€ 20,557